Average Annual Total Returns	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (net) 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (net) 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (net) 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 10 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class C 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class I 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class R 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class Y 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 10 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 10 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (net) 1 year	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (net) 5 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (net) 10 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 1 year	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 5 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 10 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 1 year	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 5 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Climate Solutions Fund Class C 1 year	Prospectus #1 Delaware Climate Solutions Fund Class C 5 years	Prospectus #1 Delaware Climate Solutions Fund Class C 10 years	Prospectus #1 Delaware Climate Solutions Fund Class I 1 year	Prospectus #1 Delaware Climate Solutions Fund Class I 5 years	Prospectus #1 Delaware Climate Solutions Fund Class I 10 years	Prospectus #1 Delaware Climate Solutions Fund Class R6 1 year	Prospectus #1 Delaware Climate Solutions Fund Class R6 5 years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Lifetime	Prospectus #1 Delaware Climate Solutions Fund Class R6 Inception Date	Prospectus #1 Delaware Climate Solutions Fund Class R 1 year	Prospectus #1 Delaware Climate Solutions Fund Class R 5 years	Prospectus #1 Delaware Climate Solutions Fund Class R 10 years	Prospectus #1 Delaware Climate Solutions Fund Class Y 1 year	Prospectus #1 Delaware Climate Solutions Fund Class Y 5 years	Prospectus #1 Delaware Climate Solutions Fund Class Y 10 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 1 year	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 5 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000 Index 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000 Index 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000 Index 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell 3000 Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell 3000 Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell 3000 Index 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell 3000 Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell 3000 Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell 3000 Index Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 3000 Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 3000 Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 3000 Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000® Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000® Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000® Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 3000 Index 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 3000 Index 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 3000 Index 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy High Income Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #2 Delaware Ivy High Income Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #2 Delaware Ivy High Income Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R6 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy High Income Fund Class R 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R 10 years	Prospectus #2 Delaware Ivy High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy High Income Fund Class Y 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P 500® Index 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund S&P 500® Index 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P 500® Index 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P Global Natural Resources Index (net) 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund S&P Global Natural Resources Index (net) 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P Global Natural Resources Index (net) 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 10 years	Prospectus #2 Delaware Real Estate Securities Fund S&P 500® Index 1 year	Prospectus #2 Delaware Real Estate Securities Fund S&P 500® Index 5 years	Prospectus #2 Delaware Real Estate Securities Fund S&P 500® Index 10 years	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 1 year	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 5 years	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class C 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class C 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class C 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class I 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class I 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class I 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class R6 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Lifetime	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Inception Date	Prospectus #2 Delaware Real Estate Securities Fund Class R 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class R 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class R 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class Y 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class Y 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class Y 10 years
Total	22.81%	12.27%	8.48%	22.20%	11.72%	7.92%	8.94%	8.18%	3.15%	7.84%	5.97%	1.07%	5.40%	5.97%	1.99%	13.63%	8.57%	3.16%	15.84%	9.75%	4.03%	15.96%	9.89%	4.59%	Jul. 31, 2014	15.24%	9.11%	3.42%	15.60%	9.48%	3.78%	26.29%	15.69%	12.03%	5.53%	1.10%	1.81%	9.53%	8.32%	5.75%	9.14%	5.82%	3.84%	5.75%	6.25%	4.23%	14.32%	8.76%	5.77%	16.51%	9.87%	6.63%	16.51%	10.00%	6.95%	Jul. 31, 2014	15.87%	9.24%	6.02%	16.20%	9.62%	6.39%	26.29%	15.69%	12.03%	16.46%	14.62%	9.81%	13.28%	11.93%	7.50%	11.85%	11.39%	7.42%	21.71%	15.04%	9.76%	23.86%	16.24%	10.74%	23.85%	16.37%	11.13%	Jul. 31, 2014	23.23%	15.58%	10.07%	23.52%	16.12%	10.68%	9.83%	3.68%	2.66%	10.27%	4.07%	3.05%	4.42%	3.79%	2.88%	4.26%	3.07%	2.46%	3.79%	3.08%	2.31%	9.03%	4.30%	2.87%	11.06%	5.42%	3.88%	11.20%	5.47%	3.88%	Jul. 31, 2014	10.55%	4.73%	3.21%	10.75%	5.08%	3.54%	22.81%	12.27%	8.48%	22.20%	11.72%	7.92%	21.58%	11.49%	7.77%	22.19%	12.03%	8.31%	(9.73%)	3.18%	(4.78%)	(10.28%)	2.80%	(4.96%)	(5.38%)	2.41%	(3.45%)	(5.68%)	3.64%	(4.73%)	(3.85%)	4.77%	(3.85%)	(3.84%)	4.78%	(5.31%)	Jul. 31, 2014	(4.31%)	4.04%	(4.47%)	(4.06%)	4.40%	(4.15%)	22.81%	12.27%	8.48%	22.20%	11.72%	7.92%	12.20%	10.51%	6.77%	10.64%	7.16%	4.61%	8.31%	8.02%	5.13%	17.17%	10.85%	6.71%	19.34%	12.11%	7.73%	19.40%	12.23%	7.97%	Jul. 31, 2014	18.77%	11.47%	7.10%	19.02%	11.82%	7.45%	15.61%	7.08%	3.83%	16.21%	7.60%	4.32%	10.03%	6.13%	3.22%	9.09%	5.55%	2.36%	6.12%	4.65%	2.31%	14.86%	6.64%	3.28%	17.02%	7.81%	4.22%	17.11%	7.83%	3.88%	Jul. 31, 2014	16.41%	7.08%	3.55%	16.74%	7.44%	3.90%	26.53%	15.52%	11.80%	42.68%	19.50%	14.86%	29.89%	17.10%	13.30%	28.94%	14.67%	11.21%	18.33%	13.29%	10.41%	35.74%	17.52%	13.28%	38.17%	18.85%	14.30%	38.23%	18.87%	14.88%	Jul. 31, 2014	37.51%	18.07%	13.59%	37.83%	18.49%	14.02%	25.96%	15.16%	11.48%	25.87%	13.81%	10.57%	13.09%	13.34%	9.81%	11.29%	10.96%	7.60%	8.87%	10.58%	7.52%	18.07%	13.81%	9.81%	20.31%	15.09%	10.82%	20.35%	15.10%	11.56%	Jul. 31, 2014	19.67%	14.30%	10.10%	20.01%	14.69%	10.49%	Oct. 01, 2014	25.96%	15.16%	11.64%	17.23%	12.68%	9.42%	10.84%	9.97%	8.87%	9.21%	9.05%	8.15%	7.08%	7.72%	7.05%	15.77%	10.45%	8.87%	17.95%	11.69%	9.94%	17.96%	11.70%	9.98%	17.36%	10.93%	9.19%	17.60%	11.29%	9.57%	26.29%	15.69%	12.03%	61.13%	22.22%	18.72%	32.56%	16.16%	10.59%	29.05%	11.45%	7.73%	21.46%	12.62%	8.28%	38.59%	16.60%	10.60%	41.00%	17.78%	11.51%	41.06%	17.94%	12.23%	Jul. 31, 2014	40.25%	17.11%	10.86%	40.63%	17.53%	11.26%	25.96%	15.16%	11.48%	17.42%	11.67%	8.36%	16.93%	9.97%	7.16%	9.81%	8.44%	6.95%	9.68%	5.98%	4.53%	5.88%	6.17%	4.89%	14.62%	8.94%	6.99%	16.85%	10.19%	8.03%	16.90%	10.21%	8.47%	Jul. 31, 2014	16.29%	9.45%	7.34%	16.58%	9.79%	7.69%	25.96%	15.16%	11.48%	18.66%	9.22%	7.16%	6.73%	6.60%	6.45%	5.46%	3.66%	3.70%	4.86%	5.19%	4.82%	11.48%	7.05%	6.48%	13.59%	8.25%	7.45%	13.62%	8.27%	8.55%	Jul. 31, 2014	13.06%	7.54%	6.78%	13.34%	7.89%	7.14%	5.72%	(0.32%)	0.38%	7.15%	1.40%	2.41%	2.01%	1.03%	1.31%	0.87%	(0.04%)	0.21%	1.15%	0.33%	0.52%	5.02%	1.47%	1.31%	7.08%	2.48%	2.16%	7.10%	2.51%	1.96%	Jul. 31, 2014	6.61%	1.83%	1.46%	6.88%	2.25%	1.92%	5.53%	1.10%	1.81%	13.47%	5.19%	4.51%	7.21%	3.21%	3.04%	4.23%	0.41%	0.06%	4.16%	1.23%	0.95%	10.35%	3.70%	3.08%	12.46%	4.68%	3.91%	12.52%	4.81%	3.89%	Jul. 31, 2014	11.91%	4.09%	3.31%	12.19%	4.44%	3.66%	26.29%	15.69%	12.03%	3.38%	10.40%	4.48%	(4.55%)	6.24%	(1.23%)	(5.00%)	5.75%	(1.46%)	(2.39%)	4.78%	(0.97%)	(0.52%)	6.76%	(1.14%)	1.48%	8.03%	(0.15%)	1.56%	8.18%	(1.08%)	Jul. 31, 2014	1.00%	7.43%	(0.72%)	1.27%	7.79%	(0.38%)	26.29%	15.69%	12.03%	13.73%	7.39%	7.65%	3.41%	5.92%	6.44%	0.93%	2.66%	3.71%	3.31%	4.22%	4.62%	7.90%	6.27%	6.40%	9.96%	7.51%	7.46%	10.02%	7.64%	6.30%	Jul. 31, 2014	9.44%	6.91%	6.83%	9.70%	7.26%	7.21%